Related Party Agreements and Transactions (Details) - Guggenheim [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Investment Advisory Agreement - management fee	[1],[2]	$ 186	$ 572	$ 441	$ 1,220
Administrative Services Agreement - expense reimbursement	[1],[2]	95	169	197	229
Share on capital structuring fees and administrative agency fees	[1],[2]	$ 3	$ 3	$ 5	$ 6

[1]	As of June 30, 2023 and June 30, 2022, the Master Fund had accumulated net realized capital losses and net unrealized depreciation and therefore, Guggenheim did not earn any performance-based incentive fee during the respective period.
[2]	Related party transactions not included in the table above consist of Independent Trustees fees and expenses and sales and repurchase of the Master Fund Shares to/from affiliated Feeder Funds as disclosed in the Master Fund’s consolidated statements of operations and consolidated statements of changes in net assets, respectively. In accordance with the Liquidation Plan, the Master Fund’s share repurchase program has been suspended effective March 31, 2021.